Property And Equipment, Net	12 Months Ended
Dec. 31, 2011
Property And Equipment, Net [Abstract]
Property And Equipment, Net
NOTE 8:-	PROPERTY AND EQUIPMENT, NET

Composition of assets, grouped by major classifications, is as follows:

	December 31,
	2010	2011
Cost:

Computers and peripheral equipment	$20,433	$22,521
Office furniture and equipment	2,875	3,034
Motor vehicles	22	22
Leasehold improvements	2,468	2,663

	25,798	28,240

Less - accumulated depreciation	21,225	24,046

Depreciated cost	$4,573	$4,194

Depreciation expenses for the years ended December 31, 2009, 2010 and 2011 amounted to $ 2,881, $ 2,939 and $ 2,821, respectively.